Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Retained Earnings [Member]	Total Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Jun. 30, 2024	$ 10,548	$ 4,615,732		$ (3,150,354)	$ 1,475,926	$ 42,112	$ 1,518,038
Beginning balance, shares at Jun. 30, 2024	10,548,191
Common stock sold for cash	$ 56	137,944			138,000		138,000
Common stock sold for cash, shares	56,333
Stock-based compensation		1,485,719			1,485,719		1,485,719
Net Loss				(1,763,941)	(1,763,941)	(4,461)	(1,768,402)
Ending balance, value at Sep. 30, 2024	$ 10,604	6,239,395		(4,914,295)	1,335,704	37,651	1,373,355
Ending balance, shares at Sep. 30, 2024	10,604,524
Beginning balance, value at Jun. 30, 2025	$ 10,721	7,841,135	262,000	(7,818,388)	295,468	(3,400)	292,068
Beginning balance, shares at Jun. 30, 2025	10,721,568
Common stock sold for cash	$ 20	119,980	(120,000)
Common stock sold for cash, shares	20,000
Common stock issued for settlement of liabilities	$ 17	99,979			99,996		99,996
Common stock issued for settlement of liabilities, shares	16,666
Stock-based compensation		199,698			199,698		199,698
Net Loss				(498,401)	(498,401)	(5,192)	(503,593)
Ending balance, value at Sep. 30, 2025	$ 10,758	$ 8,260,792	$ 142,000	$ (8,316,789)	$ 96,761	$ (8,592)	$ 88,169
Ending balance, shares at Sep. 30, 2025	10,758,234